Income taxes (Schedule of effective tax rate) (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. Statutory rates		21.00%	34.00%	34.00%
Foreign income not recognized in USA		(21.00%)	(34.00%)	(34.00%)
China income taxes		25.00%	25.00%	25.00%
Impact of tax rate in other jurisdiction		(7.50%)	(6.40%)	(1.60%)
Provisional re-measurement of deferred taxes		0.00%	(0.90%)	0.00%
Tax effect of non-deductible expenses		(12.30%)	(10.10%)	0.00%
Valuation allowance		(2.20%)	(1.30%)	(2.90%)
Under provision in respect of prior years		(0.30%)
Other	[1]	(0.50%)	(2.50%)	(14.60%)
Effective income taxes		2.20%	3.80%	5.90%

[1]	There were no other material items affecting the effective income tax for the years ended December 31, 2018, 2017 and 2016 except for (i) losses incurred by SGOCO of approximately $0.3 million, $0.9 million and $3.1 million, respectively, where there is no tax in the Cayman Islands; and (ii) under-provision of Hong Kong profits tax as a result of certain non-deductible expenses in prior year.